Dividends - Dividend Reconciliation (Details) - ZAR (R) R in Millions		2 Months Ended	12 Months Ended
	Nov. 01, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Dividends
(Loss)/profit attributable to the owners of Sibanye-Stillwater			R (7,297)	R (37,772)	R 18,396
Adjusted for:
(Gain)/loss on financial instruments			(5,433)	(235)	4,279
Foreign exchange gain (loss)			215	(1,973)	(616)
Gain on disposal of property, plant and equipment			(55)	(105)	(162)
Impairments/(reversal of impairments)			9,173	47,454	(6)
Gain on acquisition		R 0	0	(898)	0
Restructuring costs			550	515	363
Transaction costs			851	474	152
Occupational healthcare gain			(76)	(365)	(211)
Gain on remeasurement of previous interest in Kroondal	R 0		0	(298)	0
Gain on increase in equity-accounted investment			(2)	(5)	0
Change in estimated deferred tax rate			(364)	726	(53)
Share of results of equity-accounted investees after tax			(212)	1,174	(1,287)
Provision for community costs post closure			24	0	0
Cyber security costs			67	0	0
Compensation for losses incurred			(875)	0	0
Loss on deconsolidation of subsidiaries			0	0	308
Profit on sale of Lonmin Canada			0	0	(145)
Tax effect of the items adjusted above			332	(6,664)	(33)
NCI effect of the items listed above			793	(276)	36
Normalised earnings			R (1,460)	R 1,752	R 21,021